N-4	Apr. 27, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Entity Central Index Key	0001128415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

		New Money
New York Jackson Market Link Pro II ROP Version (Issue Ages 0-80) (Form RILA290NY) & Contract Value DB (Issue Ages 81 - 85) (Form RILA292NY)	Indexed Option Term	01/01/2025-01/20/2025		01/21/2025-02/02/2025		02/03/2025-03/02/2025		03/03/2025-04/20/2025		04/21/2025-05/04/2025		05/05/2025-09/01/2025		09/02/2025-10/19/2025		10/20/2025-12/21/2025		12/22/2025-12/31/2025
	IOT	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR
S&P 500 Index Performance Trigger with Buffer 10%	1	9.10%	100.00%	9.80%	100.00%	10.60%	100.00%	10.60%	100.00%	10.90%	100.00%	12.40%	100.00%	10.00%	100.00%	9.75%	100.00%	10.50%	100.00%
S&P 500 Index Cap with Buffer 20%	1	9.00%	100.00%	9.75%	100.00%	10.75%	100.00%	10.75%	100.00%	11.00%	100.00%	11.00%	100.00%	11.50%	100.00%	9.50%	100.00%	10.25%	100.00%
S&P 500 Index Cap with Buffer 20%	3	32.00%	100.00%	35.00%	100.00%	40.00%	100.00%	46.00%	100.00%	46.00%	100.00%	46.00%	100.00%	40.00%	100.00%	39.00%	100.00%	38.00%	100.00%
S&P 500 Index Cap with Buffer 20%	6	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	115.00%	100.00%	115.00%	100.00%	100.00%	100.00%	90.00%	100.00%	80.00%	100.00%
S&P 500 Index Cap with Buffer 10%	1	12.25%	100.00%	13.50%	100.00%	14.75%	100.00%	14.75%	100.00%	15.50%	100.00%	16.00%	100.00%	16.75%	100.00%	15.50%	100.00%	15.50%	100.00%
S&P 500 Index Cap with Buffer 10%	3	42.00%	100.00%	49.00%	100.00%	78.00%	100.00%	350.00%	102.00%	350.00%	105.00%	350.00%	105.00%	350.00%	102.00%	350.00%	100.00%	100.00%	100.00%
S&P 500 Index Cap with Buffer 10%	6	400.00%	100.00%	400.00%	100.00%	400.00%	100.00%	400.00%	100.00%	400.00%	103.00%	400.00%	103.00%	400.00%	102.00%	400.00%	100.00%	400.00%	100.00%
Russell 2000 Index Performance Trigger with Buffer 10%	1	13.20%	100.00%	13.70%	100.00%	14.40%	100.00%	14.40%	100.00%	14.30%	100.00%	15.90%	100.00%	13.20%	100.00%	13.50%	100.00%	14.20%	100.00%
Russell 2000 Index Cap with Buffer 20%	1	13.00%	100.00%	13.75%	100.00%	15.00%	100.00%	15.00%	100.00%	14.25%	100.00%	15.25%	100.00%	13.50%	100.00%	13.25%	100.00%	13.75%	100.00%
Russell 2000 Index Cap with Buffer 20%	3	46.00%	100.00%	52.00%	100.00%	58.00%	100.00%	66.00%	100.00%	70.00%	100.00%	70.00%	100.00%	60.00%	100.00%	47.00%	100.00%	48.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	6	105.00%	100.00%	125.00%	100.00%	145.00%	100.00%	145.00%	100.00%	400.00%	102.00%	400.00%	102.00%	400.00%	100.00%	110.00%	100.00%	120.00%	100.00%
Russell 2000 Index Cap with Buffer 10%	1	19.75%	100.00%	21.00%	100.00%	23.00%	100.00%	23.00%	100.00%	22.50%	100.00%	23.50%	100.00%	21.00%	100.00%	21.00%	100.00%	22.50%	100.00%
Russell 2000 Index Cap with Buffer 10%	3	65.00%	100.00%	82.00%	100.00%	100.00%	100.00%	350.00%	102.00%	350.00%	105.00%	350.00%	105.00%	350.00%	102.00%	75.00%	100.00%	78.00%	100.00%
Russell 2000 Index Cap with Buffer 10%	6	400.00%	100.00%	400.00%	102.00%	400.00%	105.00%	400.00%	105.00%	400.00%	110.00%	400.00%	110.00%	400.00%	107.00%	400.00%	102.00%	400.00%	102.00%
MSCI KLD 400 Index Performance Trigger with Buffer 10%	1	8.50%	100.00%	9.15%	100.00%	9.90%	100.00%	9.90%	100.00%	10.20%	100.00%	11.50%	100.00%	8.95%	100.00%	9.05%	100.00%	9.60%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	1	8.50%	100.00%	9.00%	100.00%	9.75%	100.00%	9.75%	100.00%	9.50%	100.00%	10.25%	100.00%	8.75%	100.00%	8.75%	100.00%	9.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	3	29.00%	100.00%	31.00%	100.00%	35.00%	100.00%	39.00%	100.00%	38.00%	100.00%	38.00%	100.00%	35.00%	100.00%	29.00%	100.00%	30.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	6	64.00%	100.00%	68.00%	100.00%	75.00%	100.00%	75.00%	100.00%	76.00%	100.00%	76.00%	100.00%	70.00%	100.00%	60.00%	100.00%	62.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	1	11.00%	100.00%	12.00%	100.00%	13.00%	100.00%	13.00%	100.00%	12.75%	100.00%	14.25%	100.00%	12.00%	100.00%	12.00%	100.00%	12.75%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	3	36.00%	100.00%	39.00%	100.00%	46.00%	100.00%	58.00%	100.00%	68.00%	100.00%	68.00%	100.00%	50.00%	100.00%	37.00%	100.00%	40.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	6	76.00%	100.00%	80.00%	100.00%	92.00%	100.00%	92.00%	100.00%	110.00%	100.00%	110.00%	100.00%	92.00%	100.00%	70.00%	100.00%	75.00%	100.00%
MSCI EM Index Performance Trigger with Buffer 10%	1	11.60%	100.00%	12.00%	100.00%	13.20%	100.00%	13.20%	100.00%	12.90%	100.00%	14.00%	100.00%	12.10%	100.00%	12.00%	100.00%	12.20%	100.00%
MSCI EM Index Cap with Buffer 20%	1	13.00%	100.00%	12.75%	100.00%	15.25%	100.00%	15.25%	100.00%	14.00%	100.00%	14.00%	100.00%	14.25%	100.00%	11.50%	100.00%	12.75%	100.00%
MSCI EM Index Cap with Buffer 20%	3	350.00%	102.00%	350.00%	105.00%	350.00%	112.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	98.00%	100.00%	78.00%	100.00%
MSCI EM Index Cap with Buffer 20%	6	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%
MSCI EM Index Cap with Buffer 10%	1	21.00%	100.00%	21.00%	100.00%	28.00%	100.00%	28.00%	100.00%	23.00%	100.00%	23.00%	100.00%	24.50%	100.00%	17.25%	100.00%	20.50%	100.00%
MSCI EM Index Cap with Buffer 10%	3	350.00%	117.00%	350.00%	120.00%	350.00%	125.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	115.00%	350.00%	112.00%
MSCI EM Index Cap with Buffer 10%	6	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%
MSCI EAFE Index Performance Trigger with Buffer 10%	1	10.60%	100.00%	11.80%	100.00%	12.20%	100.00%	12.20%	100.00%	11.70%	100.00%	13.00%	100.00%	10.60%	100.00%	10.50%	100.00%	10.40%	100.00%
MSCI EAFE Index Cap with Buffer 20%	1	12.75%	100.00%	16.00%	100.00%	17.00%	100.00%	17.00%	100.00%	13.50%	100.00%	13.50%	100.00%	13.75%	100.00%	12.00%	100.00%	11.25%	100.00%
MSCI EAFE Index Cap with Buffer 20%	3	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	110.00%
MSCI EAFE Index Cap with Buffer 20%	6	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%
MSCI EAFE Index Cap with Buffer 10%	1	22.50%	100.00%	100.00%	100.00%	37.00%	100.00%	37.00%	100.00%	24.50%	100.00%	24.50%	100.00%	26.50%	100.00%	19.75%	100.00%	17.25%	100.00%
MSCI EAFE Index Cap with Buffer 10%	3	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	125.00%
MSCI EAFE Index Cap with Buffer 10%	6	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%

		Issue Year 2024
New York Jackson Market Link Pro II ROP Version (Issue Ages 0-80) (Form RILA290NY) & Contract Value DB (Issue Ages 81 - 85) (Form RILA292NY)	Indexed Option Term	04/29/2025-05/05/2025		05/06/2025-06/02/2025		06/03/2025-06/16/2025		06/17/2025-06/30/2025		07/01/2025-08/04/2025		08/05/2025-09/02/2025		09/03/2025-10/06/2025		10/07/2025-11/03/2025		11/04/2025-12/01/2025		12/02/2025-12/15/2025		12/16/2025-12/31/2025
	IOT	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR
S&P 500 Index Performance Trigger with Buffer 10%	1	10.20%	100.00%	9.65%	100.00%	11.20%	100.00%	11.50%	100.00%	11.50%	100.00%	10.80%	100.00%	10.30%	100.00%	9.45%	100.00%	9.20%	100.00%	9.45%	100.00%	10.20%	100.00%
S&P 500 Index Cap with Buffer 20%	1	10.00%	100.00%	9.75%	100.00%	10.75%	100.00%	11.25%	100.00%	11.25%	100.00%	10.50%	100.00%	9.50%	100.00%	9.00%	100.00%	9.00%	100.00%	9.25%	100.00%	10.25%	100.00%
S&P 500 Index Cap with Buffer 20%	3	30.00%	100.00%	31.00%	100.00%	34.00%	100.00%	37.00%	100.00%	37.00%	100.00%	32.00%	100.00%	34.00%	100.00%	30.00%	100.00%	31.00%	100.00%	31.00%	100.00%	40.00%	100.00%
S&P 500 Index Cap with Buffer 20%	6	98.00%	100.00%	130.00%	100.00%	400.00%	102.00%	400.00%	105.00%	400.00%	105.00%	105.00%	100.00%	78.00%	100.00%	70.00%	100.00%	75.00%	100.00%	75.00%	100.00%	400.00%	100.00%
S&P 500 Index Cap with Buffer 10%	1	13.75%	100.00%	13.50%	100.00%	15.00%	100.00%	15.75%	100.00%	15.75%	100.00%	14.75%	100.00%	13.50%	100.00%	12.75%	100.00%	12.50%	100.00%	13.00%	100.00%	15.00%	100.00%
S&P 500 Index Cap with Buffer 10%	3	38.00%	100.00%	40.00%	100.00%	48.00%	100.00%	55.00%	100.00%	55.00%	100.00%	44.00%	100.00%	52.00%	100.00%	41.00%	100.00%	44.00%	100.00%	45.00%	100.00%	350.00%	102.00%
S&P 500 Index Cap with Buffer 10%	6	130.00%	100.00%	400.00%	100.00%	400.00%	107.00%	400.00%	110.00%	400.00%	110.00%	400.00%	100.00%	98.00%	100.00%	75.00%	100.00%	82.00%	100.00%	84.00%	100.00%	400.00%	105.00%

Russell 2000 Index Performance Trigger with Buffer 10%	1	14.00%	100.00%	13.30%	100.00%	14.60%	100.00%	15.00%	100.00%	15.00%	100.00%	14.00%	100.00%	13.40%	100.00%	13.10%	100.00%	12.80%	100.00%	13.10%	100.00%	14.10%	100.00%
Russell 2000 Index Cap with Buffer 20%	1	14.00%	100.00%	13.50%	100.00%	14.75%	100.00%	15.25%	100.00%	15.25%	100.00%	13.75%	100.00%	13.25%	100.00%	12.75%	100.00%	12.75%	100.00%	13.00%	100.00%	14.75%	100.00%
Russell 2000 Index Cap with Buffer 20%	3	43.00%	100.00%	44.00%	100.00%	50.00%	100.00%	54.00%	100.00%	54.00%	100.00%	45.00%	100.00%	50.00%	100.00%	44.00%	100.00%	45.00%	100.00%	47.00%	100.00%	64.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	6	125.00%	100.00%	400.00%	100.00%	400.00%	107.00%	400.00%	110.00%	400.00%	110.00%	170.00%	100.00%	110.00%	100.00%	88.00%	100.00%	90.00%	100.00%	100.00%	100.00%	400.00%	105.00%
Russell 2000 Index Cap with Buffer 10%	1	21.50%	100.00%	20.50%	100.00%	23.00%	100.00%	24.00%	100.00%	24.00%	100.00%	21.50%	100.00%	20.00%	100.00%	19.50%	100.00%	19.50%	100.00%	20.50%	100.00%	24.00%	100.00%
Russell 2000 Index Cap with Buffer 10%	3	58.00%	100.00%	62.00%	100.00%	80.00%	100.00%	95.00%	100.00%	95.00%	100.00%	70.00%	100.00%	90.00%	100.00%	68.00%	100.00%	72.00%	100.00%	80.00%	100.00%	350.00%	105.00%
Russell 2000 Index Cap with Buffer 10%	6	400.00%	102.00%	400.00%	107.00%	400.00%	115.00%	400.00%	117.00%	400.00%	117.00%	400.00%	107.00%	400.00%	102.00%	120.00%	100.00%	125.00%	100.00%	160.00%	100.00%	400.00%	112.00%
MSCI KLD 400 Index Performance Trigger with Buffer 10%	1	9.50%	100.00%	9.05%	100.00%	10.50%	100.00%	10.70%	100.00%	10.70%	100.00%	10.00%	100.00%	9.55%	100.00%	8.80%	100.00%	8.60%	100.00%	8.80%	100.00%	9.50%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	1	9.25%	100.00%	9.00%	100.00%	10.00%	100.00%	10.50%	100.00%	10.50%	100.00%	9.50%	100.00%	9.00%	100.00%	8.25%	100.00%	8.25%	100.00%	8.25%	100.00%	9.50%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	3	27.00%	100.00%	27.50%	100.00%	31.00%	100.00%	32.00%	100.00%	32.00%	100.00%	29.00%	100.00%	31.00%	100.00%	27.50%	100.00%	28.00%	100.00%	28.00%	100.00%	34.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 20%	6	68.00%	100.00%	72.00%	100.00%	85.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	100.00%	62.00%	100.00%	54.00%	100.00%	56.00%	100.00%	56.00%	100.00%	74.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	1	12.25%	100.00%	11.75%	100.00%	13.25%	100.00%	14.00%	100.00%	14.00%	100.00%	13.00%	100.00%	12.00%	100.00%	11.25%	100.00%	11.25%	100.00%	11.50%	100.00%	13.25%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	3	33.00%	100.00%	35.00%	100.00%	40.00%	100.00%	43.00%	100.00%	43.00%	100.00%	37.00%	100.00%	40.00%	100.00%	35.00%	100.00%	36.00%	100.00%	37.00%	100.00%	52.00%	100.00%
MSCI KLD 400 Index Cap with Buffer 10%	6	84.00%	100.00%	94.00%	100.00%	400.00%	100.00%	400.00%	102.00%	400.00%	102.00%	98.00%	100.00%	75.00%	100.00%	64.00%	100.00%	68.00%	100.00%	68.00%	100.00%	98.00%	100.00%
MSCI EM Index Performance Trigger with Buffer 10%	1	12.70%	100.00%	12.40%	100.00%	13.10%	100.00%	13.40%	100.00%	13.40%	100.00%	13.20%	100.00%	12.50%	100.00%	11.70%	100.00%	11.60%	100.00%	11.10%	100.00%	12.10%	100.00%
MSCI EM Index Cap with Buffer 20%	1	14.00%	100.00%	14.00%	100.00%	14.25%	100.00%	15.00%	100.00%	15.00%	100.00%	14.75%	100.00%	14.50%	100.00%	12.00%	100.00%	13.00%	100.00%	12.50%	100.00%	15.25%	100.00%
MSCI EM Index Cap with Buffer 20%	3	96.00%	100.00%	88.00%	100.00%	350.00%	100.00%	350.00%	102.00%	350.00%	102.00%	350.00%	107.00%	350.00%	115.00%	350.00%	105.00%	350.00%	112.00%	350.00%	115.00%	350.00%	115.00%
MSCI EM Index Cap with Buffer 20%	6	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%
MSCI EM Index Cap with Buffer 10%	1	24.50%	100.00%	23.50%	100.00%	23.50%	100.00%	25.50%	100.00%	25.50%	100.00%	28.50%	100.00%	26.50%	100.00%	19.25%	100.00%	21.50%	100.00%	21.00%	100.00%	28.00%	100.00%
MSCI EM Index Cap with Buffer 10%	3	350.00%	112.00%	350.00%	112.00%	350.00%	115.00%	350.00%	117.00%	350.00%	117.00%	350.00%	122.00%	350.00%	130.00%	350.00%	120.00%	350.00%	125.00%	350.00%	130.00%	350.00%	130.00%
MSCI EM Index Cap with Buffer 10%	6	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%
MSCI EAFE Index Performance Trigger with Buffer 10%	1	11.80%	100.00%	11.30%	100.00%	12.00%	100.00%	12.30%	100.00%	12.30%	100.00%	11.60%	100.00%	10.10%	100.00%	9.70%	100.00%	10.20%	100.00%	10.30%	100.00%	11.10%	100.00%
MSCI EAFE Index Cap with Buffer 20%	1	15.50%	100.00%	15.00%	100.00%	14.00%	100.00%	15.00%	100.00%	15.00%	100.00%	13.75%	100.00%	10.75%	100.00%	10.50%	100.00%	12.25%	100.00%	11.50%	100.00%	13.75%	100.00%
MSCI EAFE Index Cap with Buffer 20%	3	350.00%	110.00%	350.00%	112.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%	350.00%	115.00%
MSCI EAFE Index Cap with Buffer 20%	6	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%	400.00%	115.00%
MSCI EAFE Index Cap with Buffer 10%	1	27.50%	100.00%	26.00%	100.00%	29.00%	100.00%	38.00%	100.00%	38.00%	100.00%	100.00%	100.00%	17.75%	100.00%	16.75%	100.00%	21.00%	100.00%	19.75%	100.00%	100.00%	100.00%
MSCI EAFE Index Cap with Buffer 10%	3	350.00%	122.00%	350.00%	125.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%	350.00%	125.00%	350.00%	130.00%	350.00%	130.00%	350.00%	130.00%
MSCI EAFE Index Cap with Buffer 10%	6	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%	400.00%	130.00%